Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,242	$ 983	$ 3,430	$ 2,766
Over-time revenues
Disaggregation of Revenue [Line Items]
Total revenue	294	135	788	331
Point-in-time revenues
Disaggregation of Revenue [Line Items]
Total revenue	211	268	700	874
External Customers
Disaggregation of Revenue [Line Items]
Total revenue	904	698	2,342	2,165
Related Party
Disaggregation of Revenue [Line Items]
Total revenue	338	285	1,088	601
License and Other Revenue
Disaggregation of Revenue [Line Items]
Total revenue	505	403	1,488	1,205
License and Other Revenue | External Customers
Disaggregation of Revenue [Line Items]
Total revenue	288	223	765	904
License and Other Revenue | Related Party
Disaggregation of Revenue [Line Items]
Total revenue	217	180	723	301
Royalty Revenue
Disaggregation of Revenue [Line Items]
Total revenue	737	580	1,942	1,561
Royalty Revenue | External Customers
Disaggregation of Revenue [Line Items]
Total revenue	616	475	1,577	1,261
Royalty Revenue | Related Party
Disaggregation of Revenue [Line Items]
Total revenue	$ 121	$ 105	$ 365	$ 300